Accrued Expenses (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Accounts Payable and Accrued Liabilities [Line Items]
Accrued research	$ 210,696	$ 113,264
Accrued dividends payable	20,000	114,474
Accrued other	156,844	141,957
Accrued expenses	$ 387,540	$ 369,695